7. ADVANCES FROM OFFICERS (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Aggregate cash advances	$ 64,000	$ 0
Aggregate repayments	$ 64,000	$ 0